SHARE BASED COMPENSATION (Details Narrative) - USD ($)											3 Months Ended		6 Months Ended		12 Months Ended			24 Months Ended
	Jul. 10, 2020	Jul. 10, 2020	Apr. 03, 2020	Jan. 27, 2020	Jul. 31, 2019	Apr. 19, 2018	Dec. 01, 2016	May 16, 2016	Mar. 02, 2016	Oct. 28, 2015	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 02, 2022	May 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Repurchased During Period, Value													$ 1,386,497		$ 1,386,497
Share-based payments granted															$ 8,100,000	$ 10,085,140
Number of shares issued cancelled or forfeited restricted common stock															0	0
Purchase of warrant											178,333,333		178,333,333		170,000,000			8,333,333	50,000,000
Warrant exercise price																		$ 0.03	$ 0.05
Fair market value											$ 0.0086		$ 0.0086		$ 0.0059
2021 Convertible Secured Debentures [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase of warrant															150,000,000
Warrant exercise price															$ 0.03
Fair value of warrant															$ 1,581,000,000,000			$ 103,000
Warrant term															3 years
Series A Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued for conversion of convertible debt and accrued interest, shares		4,000,000
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued for common stock													25,000,000
Number of shares issued for common stock, value													$ 135,000
Common stock issued for conversion of convertible debt and accrued interest, shares	4,000,000										225,334,552	25,045,798	678,413,399	55,464,596		(140)
William J Stineman [Member] | Employment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued for common stock															8,000,000
Share price															$ 0.0265
Number of shares issued for common stock, value															$ 212,000
John Torrence [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued for common stock															100,000
Share price															$ 0.018
Number of shares issued for common stock, value															$ 1,800
Lori Radcliffe [Member] | Employment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued for common stock				5,000,000
Share price				$ 0.0637
Number of shares issued for common stock, value				$ 318,500
Paul O Renick [Member] | Employment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued for common stock			5,000,000
Share price				$ 0.0315
Stock issued for services			$ 157,500
Robert Clark [Member] | Employment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued for common stock							200,000,000
Employement agreement description							Immediately, Mr. Clark decided to defer receipt of 80,000,000 of such shares; thus leaving 120,000,000 shares of the Common Stock to be issued to him.
Number of shares were cancelled and returned					50,000,000	40,000,000
Robert Clark [Member] | Employment Agreement [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued for common stock							120,000,000	50,000,000	40,000,000	30,000,000
Number of shares were cancelled and returned					50,000,000	40,000,000
Robert Clark [Member] | Oral Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reissued																	170,000,000
Stock Repurchased During Period, Value																	$ 1,386,497